ACCOUNTING PRINCIPLES AND POLICIES - Going concern (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
ACCOUNTING PRINCIPLES AND POLICIES [Abstract]
Cash and cash equivalents, including restricted cash	$ 208,654	$ 192,963